S000077853 [Member] Average Annual Total Returns		12 Months Ended	26 Months Ended
		Jul. 31, 2025	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	4.52%
Performance Inception Date	[1]		Nov. 01, 2022
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.83%	9.53%
Performance Inception Date	[2]		Nov. 01, 2022
Common Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.00%	9.81%
Performance Inception Date			Nov. 01, 2022
Common Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.12%	6.25%
Performance Inception Date			Nov. 01, 2022
Common Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.94%	6.04%
Performance Inception Date			Nov. 01, 2022

[1]
An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

[2]
An index that contains all USD-denominated, below investment grade corporate debt securities in the ICE BofA U.S. Cash Pay High Yield Constrained Index that are rated BB1 through B3, based on an average of Moody’s, S&P and Fitch. The index caps issuer exposure at 2%.